Segmented Information - Schedule of Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Geographic Area [Line Items]
Total	$ 3,289,862	$ 2,100,819	$ 177,326
Canada [Member]
Schedule of Revenues by Geographic Area [Line Items]
Total	2,061,215	924,531
New Zealand [Member]
Schedule of Revenues by Geographic Area [Line Items]
Total	$ 1,228,647	$ 1,176,288